Income tax - Reconciliation of statutory corporate income tax rate to effective tax rate (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory income tax rate		$ 814,344	$ (1,709,992)	$ 1,120,168
Amendment tax return effects and other tax adjustments		93	53,192	18,770
Inflation on furniture, intangible and equipment		(48,751)	(17,442)	(17,839)
Inflation of tax losses		(41,375)	(13,512)	(8,018)
Foreign countries difference with Mexican statutory rate		2,609	3,509	4,143
Annual inflation adjustment		(167,294)	51,768	(1,882)
Recorded deferred taxes on tax losses		(9,123)	74,597	10,025
Non-deductible expenses		43,425	258,080	7,004
Total income tax expense	$ 28,855	$ 593,928	$ (1,406,184)	$ 1,094,831
Statutory income tax rate	30.00%	30.00%	30.00%	30.00%
Amendment tax return effects and other tax adjustments	(0.01%)	(0.01%)	0.92%	(0.51%)
Inflation on furniture, intangible and equipment	(1.79%)	(1.79%)	0.29%	(0.48%)
Inflation of tax losses	(1.52%)	(1.52%)	0.23%	(0.21%)
Foreign countries difference with Mexican statutory rate	0.10%	0.10%	(0.06%)	0.11%
Annual inflation adjustment	(6.16%)	(6.16%)	(0.91%)	(0.05%)
Recorded deferred taxes on tax losses	(0.34%)	(0.34%)	(1.29%)	0.27%
Non-deductible expenses	1.60%	1.60%	(4.51%)	0.19%
Total effective tax rate	21.88%	21.88%	24.67%	29.32%